Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Net Intangible Assets
		December 31
		2018	2019
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	3	928	1,946
Licenses	3	106	106
		1,034	2,052
Accumulated amortization:
Capitalization of software development costs		37	274
Licenses		31	60
		68	334

Intangible assets, Net:
Capitalization of software development costs		891	1,672
Licenses		75	46
		966	1,718